COMMITMENTS (Details Narrative) - CNY (¥)	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Lease liabilities payable		¥ 485,000
Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Lease liabilities payable		¥ 33,325,000